NOTE 3 - COMMON AND PREFERRED STOCK TRANACTIONS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Common Stock Issued for Service	224,735,714
Value of Common Stock Issued for Services	$ 63,012
Prior Years Payable	25,000
Loss Settlement Debt	38,012
Common Stock Issued	2,295,152,672
Value of Common Stock Issued	668,096
Common Stock Subscrption	4,502
Extinguish debt	373,944
Loss of Eextnguishment of debt	294,152
Series D Preferred stock Conversion to Common Stock	16,250,000
Additional Paid in Capital	328,998
Increase of Imputed Interest	$ 35,688